Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Summary of Computation of Basic EPS and Diluted EPS

The computation of Basic EPS and Diluted EPS is as follows:

	Three Months Ended
	March 31,
(in USD and thousands, except per share data)	2025	2024
Numerator
Net loss attributable to Viking Holdings Ltd	$(105,473)	$(490,998)
Net loss allocated to shares other than ordinary shares and special shares	—	(224,902)
Net loss allocated to ordinary shares and special shares - Basic EPS and Diluted EPS	$(105,473)	$(266,096)
Denominator
Weighted-average ordinary shares and special shares - Basic EPS and Diluted EPS	442,910	221,936
Basic EPS and Diluted EPS	$(0.24)	$(1.20)

Summary of Weighted Average Number of Potential Ordinary Shares that were not included in the Diluted EPS Calculations

For the three months ended March 31, 2025 and 2024, the weighted-average number of potential ordinary shares that were not included in the Diluted EPS calculations because they would be anti-dilutive were as follows:

	Three Months Ended
	March 31,
(in thousands)	2025	2024
Series C Preference Shares	N/A	184,267
Stock based awards	3,029	N/A